Short Term And Long Term Investments	12 Months Ended
Dec. 31, 2012
Short Term And Long Term Investments [Abstract]
Short Term And Long Term Investments
NOTE 3:-	SHORT-TERM AND LONG-TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $ 314,945 and $ 358,131 as of December 31, 2012 and 2011, respectively and short-term bank deposits in the amounts of $ 31,164 and $ 8 as of December 31, 2012 and 2011, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2012 and 2011:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011

Corporate debentures	$190,826	$201,301	$3,787	$3,089	$60	$1,556	$194,553	$202,834
U.S. Treasuries	13,227	18,302	276	1,180	60	-	13,443	19,482
U.S. Government agency debentures	375	10,709	-	40	-	1	375	10,748
Israeli Treasury Bills	106,330	124,679	244	388	-	-	106,574	125,067

	$310,758	$354,991	$4,307	$4,697	$120	$1,557	$314,945	$358,131

The scheduled maturities of available-for-sale marketable securities as of December 31, 2012 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$168,409	$168,791
Due after one year through five years	142,349	146,154

	$310,758	$314,945